Interests in Associates - Summary of Interests in Associates (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Share of post-acquisition changes in net assets	¥ 3,135	¥ 2,019
Interests in associates	40,303	39,192
Fair value of listed investments	34,625	55,601
At cost [member]
Disclosure of associates [line items]
Interests in associates	¥ 37,168	¥ 37,173